Average Annual Total Returns - ETF - Vanguard Communication Services Index Fund	ETF Shares Based on NAV 1 Year	ETF Shares Based on NAV 5 Years	ETF Shares Based on NAV 10 Years	ETF Shares Return After Taxes on Distributions 1 Year	ETF Shares Return After Taxes on Distributions 5 Years	ETF Shares Return After Taxes on Distributions 10 Years	ETF Shares Return After Taxes on Distributions and Sale of Fund Shares 1 Year	ETF Shares Return After Taxes on Distributions and Sale of Fund Shares 5 Years	ETF Shares Return After Taxes on Distributions and Sale of Fund Shares 10 Years	ETF Shares Based on Market Price 1 Year	ETF Shares Based on Market Price 5 Years	ETF Shares Based on Market Price 10 Years	Communication Services Spliced Index (reflects no deduction for fees, expenses, or taxes) 1 Year		Communication Services Spliced Index (reflects no deduction for fees, expenses, or taxes) 5 Years		Communication Services Spliced Index (reflects no deduction for fees, expenses, or taxes) 10 Years		MSCI US IMI/Communication Services 25/50 (reflects no deduction for fees, expenses, or taxes) 1 Year	MSCI US IMI/Communication Services 25/50 (reflects no deduction for fees, expenses, or taxes) 5 Years	MSCI US IMI/Communication Services 25/50 (reflects no deduction for fees, expenses, or taxes) 10 Years	MSCI US Investable Market 2500 Index (reflects no deduction for fees, expenses, or taxes) 1 Year	MSCI US Investable Market 2500 Index (reflects no deduction for fees, expenses, or taxes) 5 Years	MSCI US Investable Market 2500 Index (reflects no deduction for fees, expenses, or taxes) 10 Years
Total	28.95%	9.79%	9.21%	28.68%	9.21%	8.55%	17.27%	7.62%	7.39%	29.06%	9.80%	9.21%	29.02%	[1]	9.72%	[1]	9.20%	[1]	29.02%	12.58%	10.61%	21.01%	15.46%	13.84%

[1]	Previously the Spliced US IMI/Telecommunication Services 25/50.